Fair Value Measurements - Nonrecurring Fair Value Measurements (Q2) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate asset	$ 5,300